Variable Interest Entities - Narrative (Details) $ in Thousands		1 Months Ended	6 Months Ended
		Mar. 31, 2017	Jun. 30, 2017 USD ($) vessel	Jun. 30, 2016 USD ($)
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction			7
Interest expense | $	[1]		$ 39,710	$ 34,823
Net cash received in financing activities | $			$ (348,679)	(24,633)
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction			7
Sale and leaseback term			10 years
Interest expense | $			$ 19,100	22,400
Net cash received in financing activities | $			$ 89,200	$ 179,800
Variable Interest Entity, Primary Beneficiary | ICBCL Agreement
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction			4
Variable Interest Entity, Primary Beneficiary | CMBL Agreement
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction			1
Variable Interest Entity, Primary Beneficiary | CCBFL Agreement
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction			1
Variable Interest Entity, Primary Beneficiary | COSCO Shipping Agreement
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction			1
Variable Interest Entity, Primary Beneficiary | COSCO Shipping Agreement | Golar Crystal
Variable Interest Entity [Line Items]
Sale and leaseback term		10 years

[1]	This includes amounts arising from transactions with related parties (see note 14).